RELATED PARTIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Salaries and bonuses	$ 63,969	$ 78,340	$ 64,977
Per diem compensation to members of the Board of Directors	2,451	2,560	2,566
Termination benefits	9,175	9,415	5,190
Total	$ 75,595	$ 90,315	$ 72,733